Document and Entity Information	Dec. 18, 2020
Document and Entity Information [Abstract]
Document Type	8-K
Document Period End Date	Dec. 18, 2020
Entity Registrant Name	Loral Space & Communications Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	1-14180
Entity Tax Identification Number	87-0748324
Entity Address, Address Line One	600 Fifth Avenue
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10020
City Area Code	212
Local Phone Number	697-1105
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Title of 12(b) Security	Voting Common Stock
Trading Symbol	LORL
Security Exchange Name	NASDAQ
Entity Central Index Key	0001006269
Amendment Flag	false